Segment Information - Schedule of Segments (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2021 HKD ($)
Segment Reporting Information [Line Items]
REVENUES, NET	$ 235,667,734	$ 30,339,448	$ 174,202,627	$ 347,451,568
COST OF REVENUES	(186,223,181)	(23,974,043)	(139,154,316)	(305,616,607)
Gross profit	49,444,553	6,365,405	35,048,311	41,834,961
Selling and marketing	(4,392,521)	(565,486)	(3,132,277)	(2,631,231)
Depreciation – related party	(720,000)	(92,692)	(720,000)	(720,000)
Depreciation	(3,831,567)	(493,269)	(2,540,273)	(2,485,017)
Amortization	(1,481,738)	(190,756)	(112,049)	(137,358)
Staff cost	(18,486,483)	(2,379,917)	(13,260,898)	(12,436,317)
Professional fee	(2,840,139)	(365,634)	(2,204,622)	(3,654,819)
Provision for expected credit losses	(1,253,368)	(161,356)	(1,383,316)
Others	(4,867,313)	(626,610)	(2,648,351)	(834,906)
Total expenses	(37,873,129)	(4,875,720)	(26,001,786)	(22,899,648)
INCOME FROM OPERATION	11,571,424	1,489,685	9,046,525	18,935,313
Interest income	31,954	4,114	92,951	1
Interest expense	(3,759,032)	(483,931)	(5,759,182)	(6,133,455)
Agency income – related party	1,170,664	150,709	2,662,034	2,586,019
Other income	134,230	17,280	326
Other expense			(302,784)	(7,444)
Total other expenses, net	(2,422,184)	(311,828)	(3,306,655)	(3,554,879)
INCOME BEFORE TAX EXPENSES	9,149,240	1,177,857	5,739,870	15,380,434
Total assets	135,647,692		90,616,829		$ 17,463,045
Total liabilities	(78,821,221)		(93,003,639)		(10,147,305)
Net (liabilities) assets	56,826,471		(2,386,810)	(60,675,596)	$ 7,315,740	$ (75,590,274)
Related Party
Segment Reporting Information [Line Items]
COST OF REVENUES	(7,915,189)	(1,018,987)	(34,213,521)	(103,159,420)
External
Segment Reporting Information [Line Items]
COST OF REVENUES	$ (178,307,992)	$ (22,955,056)	$ (104,940,795)	$ (202,457,187)